Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies
Schedule of financial information of the Company's VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income attributable to the Company and cash flows after intercompany eliminations

	As of December 31,
	2014	2015
	RMB	RMB
Total assets	5,532,899	4,673,422
Current Liabilities:
Accounts payable	(7,490)	(48,178)
Advance from customers	(1,217,429)	(879,848)
Accrued expenses and other current liabilities	(944,097)	(1,127,270)
Amounts due to related parties	(2,884)	(82,994)
Deferred income	(178,920)	(95,643)
Total current liabilities	(2,350,820)	(2,233,933)
Deferred tax liability	—	(116)
Deferred income-non current	—	(3,573)
Total liabilities	(2,350,820)	(2,237,622)

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net revenues	10,409,186	18,794,999	7,388,637
Total operating expenses	(1,257,654)	(2,269,740)	(1,542,401)
Net (loss) income	(11,954)	162,955	226,986

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net cash provided by (used in) operating activities (note a)	2,370,276	1,052,069	(1,363,805)
Net cash (used in) provided by investing activities	(1,474,294)	(890,327)	1,018,250
Net cash provided by financing activities	—	12,665	809,740

Note	a: Cash flows provided by (used in) operating activities in 2013, 2014 and 2015 include amounts due to the Group's subsidiaries of RMB1,790,104, RMB718,759 and RMB (1,649,956).

Schedule of classification and estimated useful lives of plant and equipment

Classification	Estimated useful life
Building	20 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	5 years
Software	3 years

Schedule of estimated economic life of the intangible assets
Classification	Estimated economic life
Customer relationship	4 - 5 years
Trademarks	2 - 5 years
Non-compete agreement	3 years
Domain name	2 - 3 years

Schedule of fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Available-for-sale investments- marketable equity securities	254,736	254,736	—	—
Available-for-sale investments- debt security	15,000	—	15,000	—